Prospectus Supplement

January 3, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 3, 2011 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated December 14, 2010 of:

Global Advantage Portfolio

Global Discovery Portfolio

International Advantage Portfolio

The ticker symbol for the Class H shares of the Global Advantage Portfolio is hereby deleted and replaced with MGAHX.

Please retain this supplement for future reference.

  MSIFGLBSPT 1/11

Statement of Additional Information Supplement

January 3, 2011

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 3, 2011 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated December 14, 2010:

The ticker symbol for the Class H shares of the Global Advantage Portfolio is hereby deleted and replaced with MGAHX.

Please retain this supplement for future reference.